Other Assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Assets [Abstract]
Other Current Assets
Other current assets consist of the following:

As of December 31	2014	2015
(in thousands)	EUR	EUR

Advance payments to Zeiss	69,307	75,059
Prepaid expenses	161,482	186,709
Operations to be invoiced	40,912	79,803
Derivative financial instruments	38,257	52,026
VAT	41,121	61,332
Other assets	39,012	33,895
Other current assets	390,091	488,824

Other Non-Current Assets
Other non-current assets consist of the following:

As of December 31	2014	2015
(in thousands)	EUR	EUR

Advance payments to Zeiss	285,659	305,642
Derivative financial instruments	115,546	81,777
Compensation plan assets [1]	26,172	31,393
Prepaid expenses	6,525	6,876
Subordinated loan granted to lessor in respect of Veldhoven headquarters [2]	5,445	5,445
Other	5,473	19,749
Other non-current assets	444,820	450,882

1.	For further details on compensation plan assets see Note 17.

2.	For further details on the loan granted to lessor in respect of Veldhoven headquarters see Note 12.